Revenue - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transaction price
Revenue from contracts with customers	€ 772,009	€ 740,897	€ 609,469
Current contract liabilities	97,587	122,922	112,061
BMS
Transaction price
Revenue from contracts with customers	195,386	138,737	€ 98,616
Contract liabilities	202,238	235,652
Current contract liabilities	€ 49,153	€ 42,506
BMS | Minimum
Transaction price
Percentage of entity's revenue	10.00%	10.00%	10.00%
In the course of the year
Transaction price
Transaction price allocated to the remaining performance obligation	€ 571,825	€ 405,710	€ 225,061
After one year
Transaction price
Transaction price allocated to the remaining performance obligation	€ 335,427	€ 158,068	€ 67,619